EATON VANCE MUNICIPALS TRUST II

Two International Place

Boston, MA 02110

Telephone: (617) 482-8260

Fax: (617) 338-8054

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Municipals Trust II (the “Registrant”) (1933 Act File No. 033-71320) certifies (a) that the forms of prospectuses of all the Fund’s listed below and statements of additional information for Eaton Vance High Yield Municipal Income Fund, Eaton Vance TABS Intermediate-Term Municipal Bond Fund and Eaton Vance TABS Short-Term Municipal Bond Fund dated June 1, 2018 used with respect to the following series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 55 (“Amendment No. 55”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 55 was filed electronically with the Commission (Accession No. 0000940394-18-001087) on May 30, 2018:

Eaton Vance High Yield Municipal Income Fund

Eaton Vance TABS Intermediate-Term Municipal Bond Fund

Eaton Vance TABS Short-Term Municipal Bond Fund

Eaton Vance TABS 1-to-10 Year Laddered Municipal Bond Fund

Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund

Eaton Vance TABS 10-to-20 Year Laddered Municipal Bond Fund

EATON VANCE MUNICIPALS TRUST II

By:	/s/ Maureen A. Gemma
Maureen A. Gemma
Secretary

Date: June 4, 2018